Insurance and Reinsurance contract Assets and Liabilities - Insurance Contracts in Analysis by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	$ (145)
Opening insurance contract liabilities, beginning balance	367,996
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	114,143
Insurance revenue
Insurance revenue	(26,592)	$ (23,972)
Cash flows
Acquisition cash flows incurred in the year	(878)	(820)
Closing insurance contract assets, ending balance	(102)	(145)
Closing insurance contract liabilities, ending balance	396,401	367,996
Closing insurance contract liabilities for account of segregated fund holders, ending balance	126,545	114,143
Insurance contracts issued
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	(145)	(673)
Opening insurance contract liabilities, beginning balance	367,996	354,849
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	114,143	110,216
Net opening balance, beginning balance	481,994	464,392
Insurance revenue
Expected incurred claims and other insurance service expenses	(14,340)	(13,165)
Change in risk adjustment for non-financial risk expired	(1,414)	(1,497)
CSM recognized for services provided	(2,697)	(2,162)
Recovery of insurance acquisition cash flows	(1,351)	(853)
Contracts under PAA	(6,790)	(6,295)
Insurance revenue	(26,592)	(23,972)
Insurance service expense
Incurred claims and other insurance service expenses	21,397	19,516
Losses and reversal of losses on onerous contracts (future service)	882	90
Changes to liabilities for incurred claims (past service)	(2,605)	(1,878)
Amortization of insurance acquisition cash flows	2,148	1,654
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	21,822	19,382
Investment components and premium refunds	0	0
Insurance service result	(4,770)	(4,590)
Insurance finance (income) expenses	3,337	25,174
Effects of movements in foreign exchange rates	25,357	(9,771)
Total changes in income and OCI	23,924	10,813
Cash flows
Premiums and premium tax received	55,437	48,381
Claims and other insurance service expenses paid, including investment components	(42,433)	(38,425)
Insurance acquisition cash flows	(8,287)	(6,920)
Total cash flows	4,717	3,036
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	(193)	(174)
Movements related to insurance contract liabilities for account of segregated fund holders	12,402	3,927
Net closing balance, ending balance	522,844	481,994
Closing insurance contract assets, ending balance	(102)	(145)
Closing insurance contract liabilities, ending balance	396,401	367,996
Closing insurance contract liabilities for account of segregated fund holders, ending balance	126,545	114,143
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	3,337	25,174
Insurance finance (income) expenses, per disclosure in note 6 (f)	6,631	24,992
Insurance contracts issued | Assets for insurance acquisition cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	0
Opening insurance contract liabilities, beginning balance	(820)
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0
Net opening balance, beginning balance	(820)
Cash flows
Net closing balance, ending balance	(878)	(820)
Closing insurance contract assets, ending balance	(11)	0
Closing insurance contract liabilities, ending balance	(867)	(820)
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance contracts issued | Cash flow hedges
Insurance finance (income) expenses
Reclassification of derivative	(52)	3
Insurance contracts issued | Fair value hedges
Insurance finance (income) expenses
Reclassification of derivative	3,346	(185)
Insurance contracts issued | Liabilities for remaining coverage, excluding loss component
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	(201)	(659)
Opening insurance contract liabilities, beginning balance	351,045	336,981
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	114,143	110,216
Net opening balance, beginning balance	464,987	446,538
Insurance revenue
Expected incurred claims and other insurance service expenses	(14,340)	(13,165)
Change in risk adjustment for non-financial risk expired	(1,414)	(1,497)
CSM recognized for services provided	(2,697)	(2,162)
Recovery of insurance acquisition cash flows	(1,351)	(853)
Contracts under PAA	(6,790)	(6,295)
Insurance revenue	(26,592)	(23,972)
Insurance service expense
Incurred claims and other insurance service expenses	0	0
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	0	0
Amortization of insurance acquisition cash flows	2,148	1,654
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	2,148	1,654
Investment components and premium refunds	(23,554)	(19,080)
Insurance service result	(47,998)	(41,398)
Insurance finance (income) expenses	2,645	24,268
Effects of movements in foreign exchange rates	24,962	(9,657)
Total changes in income and OCI	(20,391)	(26,787)
Cash flows
Premiums and premium tax received	55,437	48,381
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	(8,287)	(6,920)
Total cash flows	47,150	41,461
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(156)	(152)
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	12,402	3,927
Net closing balance, ending balance	503,992	464,987
Closing insurance contract assets, ending balance	(153)	(201)
Closing insurance contract liabilities, ending balance	377,600	351,045
Closing insurance contract liabilities for account of segregated fund holders, ending balance	126,545	114,143
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	2,645	24,268
Insurance contracts issued | Liabilities for remaining coverage, loss component
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	0	0
Opening insurance contract liabilities, beginning balance	1,092	1,328
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	1,092	1,328
Insurance revenue
Expected incurred claims and other insurance service expenses	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense
Incurred claims and other insurance service expenses	(105)	(320)
Losses and reversal of losses on onerous contracts (future service)	882	90
Changes to liabilities for incurred claims (past service)	0	0
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	777	(230)
Investment components and premium refunds	0	0
Insurance service result	777	(230)
Insurance finance (income) expenses	44	32
Effects of movements in foreign exchange rates	115	(38)
Total changes in income and OCI	936	(236)
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	2,028	1,092
Closing insurance contract assets, ending balance	5	0
Closing insurance contract liabilities, ending balance	2,023	1,092
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	44	32
Insurance contracts issued | Liabilities for incurred claims | Products not under PAA
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	56	7
Opening insurance contract liabilities, beginning balance	5,609	5,857
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	5,665	5,864
Insurance revenue
Expected incurred claims and other insurance service expenses	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense
Incurred claims and other insurance service expenses	13,855	13,446
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	(12)	(31)
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	13,843	13,415
Investment components and premium refunds	20,835	17,148
Insurance service result	34,678	30,563
Insurance finance (income) expenses	(85)	15
Effects of movements in foreign exchange rates	272	(71)
Total changes in income and OCI	34,865	30,507
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	(34,776)	(30,706)
Insurance acquisition cash flows	0	0
Total cash flows	(34,776)	(30,706)
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	5,754	5,665
Closing insurance contract assets, ending balance	56	56
Closing insurance contract liabilities, ending balance	5,698	5,609
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	(85)	15
Insurance contracts issued | Liabilities for incurred claims | PAA | PAA Estimates of PV of future cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	0	(12)
Opening insurance contract liabilities, beginning balance	10,445	10,877
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	10,445	10,865
Insurance revenue
Expected incurred claims and other insurance service expenses	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense
Incurred claims and other insurance service expenses	7,423	6,136
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	(2,391)	(1,605)
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	5,032	4,531
Investment components and premium refunds	2,719	1,932
Insurance service result	7,751	6,463
Insurance finance (income) expenses	689	848
Effects of movements in foreign exchange rates	29	(12)
Total changes in income and OCI	8,469	7,299
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	(7,657)	(7,719)
Insurance acquisition cash flows	0	0
Total cash flows	(7,657)	(7,719)
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	11,257	10,445
Closing insurance contract assets, ending balance	1	0
Closing insurance contract liabilities, ending balance	11,256	10,445
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	689	848
Insurance contracts issued | Liabilities for incurred claims | PAA | PAA Risk adjustment for non-financial risk
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	0	0
Opening insurance contract liabilities, beginning balance	625	602
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	625	602
Insurance revenue
Expected incurred claims and other insurance service expenses	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense
Incurred claims and other insurance service expenses	224	254
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	(202)	(242)
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	22	12
Investment components and premium refunds	0	0
Insurance service result	22	12
Insurance finance (income) expenses	44	11
Effects of movements in foreign exchange rates	0	0
Total changes in income and OCI	66	23
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	0	0
Acquisition cash flows incurred in the year	0	0
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	691	625
Closing insurance contract assets, ending balance	0	0
Closing insurance contract liabilities, ending balance	691	625
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	44	11
Insurance contracts issued | Liabilities for incurred claims | PAA | Assets for insurance acquisition cash flows
Changes in insurance contracts for reconciliation by remaining coverage and incurred claims [abstract]
Opening insurance contract assets, beginning balance	0	(9)
Opening insurance contract liabilities, beginning balance	(820)	(796)
Opening insurance contract liabilities for account of segregated fund holders, beginning balance	0	0
Net opening balance, beginning balance	(820)	(805)
Insurance revenue
Expected incurred claims and other insurance service expenses	0	0
Change in risk adjustment for non-financial risk expired	0	0
CSM recognized for services provided	0	0
Recovery of insurance acquisition cash flows	0	0
Contracts under PAA	0	0
Insurance revenue	0	0
Insurance service expense
Incurred claims and other insurance service expenses	0	0
Losses and reversal of losses on onerous contracts (future service)	0	0
Changes to liabilities for incurred claims (past service)	0	0
Amortization of insurance acquisition cash flows	0	0
Net impairment of assets for insurance acquisition cash flows	0	0
Insurance service expense	0	0
Investment components and premium refunds	0	0
Insurance service result	0	0
Insurance finance (income) expenses	0	0
Effects of movements in foreign exchange rates	(21)	7
Total changes in income and OCI	(21)	7
Cash flows
Premiums and premium tax received	0	0
Claims and other insurance service expenses paid, including investment components	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	156	152
Acquisition cash flows incurred in the year	(193)	(174)
Movements related to insurance contract liabilities for account of segregated fund holders	0	0
Net closing balance, ending balance	(878)	(820)
Closing insurance contract assets, ending balance	(11)	0
Closing insurance contract liabilities, ending balance	(867)	(820)
Closing insurance contract liabilities for account of segregated fund holders, ending balance	0	0
Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above	$ 0	$ 0